Loans payable (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Loans Payable [Abstract]
2012	$ 101,991,524
2013	11,850,484
2014	8,331,888
2015	7,969,132
2016	8,481,764
Thereafter	183,562,604
Loan payable	$ 322,187,396	$ 317,949,125